RELATED PARTY TRANSACTIONS (Details) (USD $)								6 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2014 Goldland [Member]	Dec. 31, 2013 Goldland [Member]	Jun. 30, 2014 Chief Executive Officer [Member]	Dec. 31, 2013 Chief Executive Officer [Member]	Jun. 30, 2014 Bisell Investments of Florida, Inc. [Member]	Jun. 30, 2014 Monthly Non Accountable Expense Reimbursement [Member]
Long-term Purchase Commitment [Line Items]
Monthly lease payment								$ 83,333
Commitment amount								10,000
Royalty commitment percent								15.00%
Annual lease payment	1,000,000
Extension period								5 years
Extension fee								1,000,000
Related Party Transaction [Line Items]
Due from related parties, net of amounts due to related parties				397,512
Due to related parties	$ 614,816		$ 154,419		$ 80,161		$ 380,236